UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-21201
                                                  ---------------

                       UBS Technology Partners Fund L.L.C.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
         ---------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1

Statement of Operations ...................................................    2

Statements of Changes in Members' Capital .................................    3

Statement of Cash Flows ...................................................    4

Notes to Financial Satements ..............................................    5

Schedule of Portfolio Investments .........................................   11

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006
--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $172,655,833)      $ 263,654,910
Receivable from Investment Funds                                      11,000,000
Cash and cash equivalents                                              5,385,753
Interest receivable                                                       11,227
Other assets                                                               4,566
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         280,056,456
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                17,438,679
   Professional fees                                                     260,790
   UBSFA Fee                                                             235,074
   Administration fee                                                     94,054
   Other                                                                 100,039
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     18,128,636
--------------------------------------------------------------------------------

NET ASSETS                                                         $ 261,927,820
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 170,928,743
Accumulated net unrealized appreciation on investments                90,999,077
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $ 261,927,820
--------------------------------------------------------------------------------

   The Accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                  $    112,193
--------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                        112,193
--------------------------------------------------------------------------------------

EXPENSES

UBSFA Fee                                                                    1,374,839
Professional fees                                                              169,580
Administration fee                                                             130,499
Line of credit - Commitment fee                                                 18,547
Other                                                                           79,829
--------------------------------------------------------------------------------------

TOTAL EXPENSES                                                               1,773,294
--------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                         (1,661,101)
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                           4,982,336
Changes in net unrealized appreciation/depreciation from investments        11,596,610
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                           16,578,946
--------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                                $ 14,917,845
--------------------------------------------------------------------------------------

   The Accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                       UBS FUND
                                                    ADVISOR, L.L.C.       MEMBERS              TOTAL
-------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                     $15,493       $ 309,559,469       $ 309,574,962

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                      (202)         (3,584,073)         (3,584,275)
  Net realized gain from investments                        364          27,264,018          27,264,382
  Change in net unrealized
    appreciation/depreciation from investments            1,895          11,379,580          11,381,475
-------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                               2,057          35,059,525          35,061,582
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                       --           3,394,220           3,394,220
  Members' withdrawals                                       --         (92,804,191)        (92,804,191)
  Syndication costs                                          (1)            (21,717)            (21,718)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
    FROM CAPITAL TRANSACTIONS                                (1)        (89,431,688)        (89,431,689)
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                   $17,549       $ 255,187,306       $ 255,204,855
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                      (113)         (1,660,988)         (1,661,101)
  Net realized gain from investments                        331           4,982,005           4,982,336
  Change in net unrealized
    appreciation/depreciation from investments              810          11,595,800          11,596,610
-------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                               1,028          14,916,817          14,917,845
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                       --           9,247,626           9,247,626
  Members' withdrawals                                       --         (17,438,679)        (17,438,679)
  Syndication costs                                          --              (3,827)             (3,827)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                --          (8,194,880)         (8,194,880)
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                       $18,577       $ 261,909,243       $ 261,927,820
-------------------------------------------------------------------------------------------------------

   The Accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                               $ 14,917,845
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                (17,123,497)
Proceeds from disposition of investments                                                 11,000,000
Net realized gain from investments                                                       (4,982,336)
Change in net unrealized appreciation/depreciation from investments                     (11,596,610)
Changes in assets and liabilities:
      Receivable from Investment Funds                                                   12,172,350
      Investments paid in advance                                                         9,705,832
      Interest receivable                                                                     1,706
      Other assets                                                                           (3,687)
    Increase (decrease) in payables:
      UBSFA Fee                                                                               8,959
      Professional fees                                                                      35,769
      Administration fee                                                                     46,328
      Other                                                                                  41,993
---------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                14,224,652

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                      9,247,626
Members' withdrawals                                                                    (23,968,010)
Syndication costs                                                                            (3,827)
---------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                   (14,724,211)

Net decrease in cash and cash equivalents                                                  (499,559)
Cash and cash equivalents--beginning of period                                            5,885,312
---------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                               $  5,385,753
---------------------------------------------------------------------------------------------------

   The Accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS Technology Partners, L.L.C. (the "Fund") was initially organized as a limited partnership under the laws of Delaware on December 28, 1998 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on April 1, 1999.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (the "UBSFA" or "Manager"), a Delaware limited liability company and the Manager of the Fund, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

      The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

      Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice in each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof,
      (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.    PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    PORTFOLIO VALUATION (CONTINUED)

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

      Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

      B.    INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

      C.    FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

      D.    INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F.    REPURCHASE AGREEMENTS

      From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2006, there were no open repurchase agreements.

      G.    USE OF ESTIMATES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "UBSFA Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to its affiliates.

      UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

3.    RELATED PARTY TRANSACTIONS (CONTINUED)

      Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption. The Performance Bonus is calculated separately with respect to each Member.

      The Performance Bonus is equal to 1% of the balance of the Member's capital account at the end of the Measurement Period, provided that appreciation in the Member's capital account (net of any Performance Bonus) exceeds the Member's threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the period from January 1, 2006 to June 30, 2006.

      Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,410, included in miscellaneous on the Statements of Operations.

4.    ADMINISTRATION AND CUSTODIAN FEES

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.    CREDIT FACILITY

      Effective July 1, 2005, the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro-rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. As of June 30, 2006, and for the period from January 1, 2006 to June 30, 2006, the Fund has no outstanding borrowings.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

6.    SECURITIES TRANSACTIONS

      Aggregate purchases and sales of Investment Funds for the Period from January 1, 2006 to June 30, 2006, amounted to $17,123,497 and $11,000,000, respectively.

      The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

7.    INVESTMENTS

      As of June 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2006.

            INVESTMENT OBJECTIVE            COST               FAIR VALUE
            --------------------            ----               ----------
              Long/Short Equity        $172,655,833           $263,654,910

      The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

8.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

9.    INDEMNIFICATION

      In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

10.   FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                     PERIOD FROM
                                   JANUARY 1, 2006
                                   TO JUNE 30, 2006                             YEARS ENDED DECEMBER 31,
                                     (UNAUDITED)          2005            2004             2003           2002           2001
                                     -----------          ----            ----             ----           ----           ----
Ratio of net investment loss to
average net assets ****                     (1.22)%*         (1.23)%         (1.19)%          (1.14)%        (1.11)%         (1.06)%

Ratio of total expenses to average
net assets a, ****                           1.30%*           1.30%           1.23%            1.22%          1.16%           1.15%

Portfolio turnover rate                      4.13%           18.08%          10.84%           27.53%         26.80%           9.74%

Total return pre incentive
allocation**                                 5.87%           13.27%           1.82%            3.02%         (1.90)%         (4.80)%
Total return post incentive
allocation***                                5.87%           13.27%           1.82%            3.02%         (1.90)%         (4.80)%

Average debt ratio****                         --             0.22%           0.04%              --             --              --

Net asset value at end of year       $261,927,820     $255,204,855    $309,564,962     $503,380,100   $653,040,209    $832,173,503

  a. Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

   *  Annualized.

  ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.

 *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

**** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

11.   SUBSEQUENT EVENT:

      Effective July 1, 2006, the Fund, along with other UBS sponsored funds, renewed and increased its unsecured revolving line of credit with Harris Trust and Savings Bank to a $200,000,000 commitment. The expiration date of such credit agreement is July 31, 2007.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006
--------------------------------------------------------------------------------

                                                    AT JUNE 30, 2006                           PERIOD FROM
                                     --------------------------------------------------      JANUARY 1, 2006
                                                                                             TO JUNE 30, 2006
                                                                                         REALIZED AND UNREALIZED
                                                                          % OF MEMBERS'      GAIN/(LOSS) FROM
INVESTMENT FUND:                          COST          FAIR VALUE           CAPITAL            INVESTMENTS            LIQUIDITY
----------------                          ----          ----------           -------            -----------            ---------
Andor Technology
Aggressive Fund, L.P.                  9,705,833        10,064,500              3.84                358,668            Quarterly

Artis Technology Qualified
Partners, L.P.                         8,250,000        17,920,364              6.84              1,176,087            Quarterly

Artis Technology Qualified
2X, L.P.                              10,750,000        16,432,110              6.27              1,967,511            Quarterly

Artis Microcap Qualified
Partners, L.P.                         2,400,000         2,783,871              1.06                383,871            Quarterly

Cavalry Technology, L.P.              12,000,000        18,618,657              7.11              1,002,079            Quarterly

Coatue Qualified Partners,
L.P.                                   6,000,000        16,844,000              6.43                162,516            Quarterly

Intrepid Capital Fund
(QP), L.P.                                    --         8,244,668              3.15                481,617            Quarterly

Intrepid Capital
Multi-Sector Fund, L.P.               10,000,000        10,429,810              3.98                278,192            Quarterly

Loch Fund, L.P.                       25,550,000        33,086,622             12.63              3,057,633            Quarterly

Mosaic Technology Fund,
L.P.                                          --            27,954              0.01                     --                *

Seligman Technology                   22,000,000        26,447,872             10.10              2,076,553            Quarterly

Shannon River Partner II,
L.P.                                  10,000,000        11,579,565              4.42              1,000,542            Quarterly

Sidus Investments, Ltd.
Series A1                             16,000,000        18,610,058              7.11                973,349            Quarterly

Special Situation                     10,000,000        10,349,647              3.95                261,252          Semi Annually

TCS Capital II, L.P.                  20,000,000        36,124,555             13.79              2,650,435          Semi Annually

Tiger Technology Fund, L.P.           10,000,000        26,090,657              9.96                766,305            Annually

Redeemed Investment Funds                     --                --                --                (17,664)
                                    ------------      ------------      ------------           ------------

TOTAL                               $172,655,833      $263,654,910            100.65%          $ 16,578,946
                                    ============      ============      ============           ============

* The liquidity of the Fund's investments is driven by the Investment Fund's ability to liquidate its Private Investments.

     The preceding notes are an integral part of these financial statements.

Proxy Voting :

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 1-800-580-2329.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Technology Partners Fund L.L.C.
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -----------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date  September 6, 2006
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.